ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued expenses

(in thousands of $)	2016	2015
Voyage expenses	13,527	8,885
Ship operating expenses	6,869	11,030
Administrative expenses	1,355	2,713
Interest expense	2,003	807
Taxes	1,671	1,058
Contingent rental expense	—	4,582
Other	734	614
	26,159	29,689